Income Taxes - Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current:
The Netherlands	$ 9,672	$ 1,714	$ 270
Foreign	89,321	116,808	86,720
Provision for income tax current, total	98,993	118,522	86,990
Deferred:
The Netherlands	(683)	(1,776)	(6,921)
Foreign	(8,920)	(3,512)	215
Provision for income tax deferred, total	(9,603)	(5,288)	(6,706)
Total income tax expense	$ 89,390	$ 113,234	$ 80,284